Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 8. Related party transactions

Equity ownership

As of June 30, 2013 and December 31, 2012, our Sponsor owned approximately 2.9% and 8.5% of our outstanding Class A common shares, respectively. On a fully-diluted basis, the Sponsor held (including consideration of 635,075 and 667 Class B common shares as of June 30, 2013 and December 31, 2012, respectively, 13,787,292 and 32,668 Class A common units as of June 30, 2013 and December 31, 2012, respectively, 653,492 Preferred Units as of December 31, 2012, 31,085,974 Series C convertible units as of June 30, 2013, 4,375,000 Series D units as of June 30, 2013, 4,375,000 Series E units as of June 30, 2013 and common shares issuable upon exercise of the option pursuant to the subscription agreement as of December 31, 2012) (see Note 7), an approximate 31.6% and 17.2% interest at June 30, 2013 and December 31, 2012, respectively.

Advisory Management Agreement

In November 2012, the Company entered into an advisory management agreement with the Advisor under which the Advisor was responsible for designing and implementing our business strategy and administering our business activities and day-to-day operations, subject to the oversight by our board of trustees. For performing these services, we paid the Advisor an advisory management fee equal to 1.75% per year of adjusted shareholders’ equity, as defined, calculated and paid quarterly in arrears. Additionally, concurrently with the 2,770 Property Contribution, commencing February 28, 2013 the Advisor agreed to a permanent reduction in the advisory management fee equal to $9,800,000 per year (see Note 9). Upon completion of the Management Internalization on June 10, 2013 (see Note 10), the Advisor became a wholly-owned subsidiary of our Operating Partnership and accordingly, there will be no future advisory management fees in our condensed consolidated statement of operations.

For the three and six months ended June 30, 2013, advisory management fees incurred to the Advisor prior to the Management Internalization were $3,610,000 and $6,352,000, respectively. As of December 31, 2012, accrued advisory management fees were $937,000, which have been included in amounts payable to affiliates in the accompanying condensed consolidated balance sheets.

Property Management Agreement

In November 2012, the Company entered into a property management agreement with the Property Manager under which the Property Manager generally oversaw and directed the leasing, management and advertising of the properties in our portfolio, including collecting rents and acting as liaison with the tenants. We paid our Property Manager a property management fee equal to 6% of collected rents and a leasing fee equal to one-half month of each lease’s annual rent. Upon completion of the Management Internalization on June 10, 2013 (see Note 10), the Property Manager became a wholly-owned subsidiary of our Operating Partnership and accordingly, there will be no future property management fees in our condensed consolidated statement of operations.

For the three and six months ended June 30, 2013, property management fees incurred to the Property Manager prior to the Management Internalization were $1,061,000 and $1,264,000, respectively, which have been included in property operating expenses in the accompanying condensed consolidated statement of operations. For the three and six months ended June 30, 2013, leasing fees incurred to the Property Manager prior to the Management Internalization were $2,461,000 and $2,888,000, respectively, which have been included in deferred costs and other intangibles, net in the accompanying condensed consolidated balance sheets.

Agreement on Investment Opportunities

In November 2012, the Company entered into an “Agreement on Investment Opportunities” with the Sponsor under which we pay an acquisition and renovation fee equal to 5% of all costs and expenses we incur in connection with the initial acquisition, repair and renovation of single-family properties (net of any broker fees received by the Property Manager) for its services in identifying, evaluating, acquiring and overseeing the renovation of the properties we purchase. In connection with the Management Internalization on June 10, 2013 (see Note 10), we entered into an Amended and Restated Agreement on Investment Opportunities. Under the amended and restated agreement, on December 10, 2014, the Sponsor will cease providing acquisition and renovation services for us and we will cease paying the acquisition fee. No termination or other fee will be due on December 10, 2014 in connection with the termination of the Sponsor providing such services. On September 10, 2014, we will have the right to offer employment, that would commence on December 10, 2014, to all of the Sponsor’s acquisition and renovation personnel necessary for our operations. Additionally, the Sponsor is required to pay the Company a monthly fee of $100,000 through December 10, 2014 for maintenance and use of certain intellectual property transferred to us in the Management Internalization, which is included in other revenue in the accompanying condensed consolidated statements of operations (see Note 10).

During the three and six months ended June 30, 2013, we incurred $44,514,000 and $72,373,000 in aggregate acquisition and renovation fees to the Sponsor under the terms of this agreement, $43,189,000 and $70,053,000 of which has been capitalized related to asset acquisitions and included in the cost of the single-family properties, and $1,325,000 and $2,320,000 has been expensed related to property acquisitions with in-place leases, respectively. As of June 30, 2013 and December 31, 2012, accrued and unpaid acquisition and renovation fees were $5,082,000 and $2,811,000, respectively, which have been included in the amounts payable to affiliates in the accompanying condensed consolidated balance sheet.

Insurance

Prior to the Management Internalization on June 10, 2013, a component of the Company’s property insurance coverage for our single-family properties was provided through a “captive” insurance program organized by affiliates of the Sponsor. In connection with the Management Internalization, we cancelled our insurance with the captive insurance company, which eliminated annual premiums payable to the captive insurance company and resulted in us self-insuring this component of our property insurance going forward.

Insurance expense paid to affiliates of the Sponsor prior to the Management Internalization was $387,000 and $630,000 during the three and six months ended June 30, 2013, respectively. Such insurance expense is included in property operating expenses in the accompanying condensed consolidated statement of operations.

Employee Administration Agreement

In connection with the Management Internalization on June 10, 2013 (see Note 10), we entered into an employee administration agreement with Malibu Management, Inc. (“MMI”), an affiliate of the Sponsor, to obtain the exclusive services of personnel of the Advisor and the Property Manager, who were previously employees of MMI under the direction of the Sponsor. Under terms of the agreement, we obtained the exclusive service of the employees dedicated to us for all management and other personnel dedicated to our business and are able to direct MMI to implement employment decisions with respect to the employees dedicated to us. We are required to reimburse MMI for all compensation and benefits and costs associated with the employees dedicated to us. We do not pay any fee or any other form of compensation to MMI. Total compensation and benefit costs passed through to us under the agreement for the period from June 10, 2013 through June 30, 2013 totaled $1,224,000, which has been included in amounts payable to affiliates.

Allocated General and Administrative Expenses

The Company received an allocation of general and administrative expenses from the Sponsor that were either clearly applicable to or were reasonably allocated to the operations of the properties contributed by our Sponsor (see Note 9). Allocated general and administrative expenses from the Sponsor were $0 and $1,483,000 for the three months ended June 30, 2013 and 2012, respectively, and $993,000 and $1,653,000 for the six months ended June 30 2013, and 2012, respectively, and have been included in general and administrative expense in the accompanying condensed consolidated statements of operations.

Note 8. Related party transactions

Equity ownership

As of December 31, 2012, our Sponsor owned approximately 8.5% of our outstanding Class A common shares, and on a fully-diluted basis (including consideration of 32,668 common units and 653,492 of 3.5% convertible perpetual preferred units it holds in our Operating Partnership and common shares issuable upon exercise of the option pursuant to the subscription agreement) (see Note 7), it held an approximate 17.2% interest.

Agreements with affiliates

We are managed and advised by our Advisor under the terms of an advisory management agreement entered into in 2012. Under the terms of this agreement, our Advisor is responsible for designing and implementing our business strategy and administering our business activities and day-to-day operations, subject to the oversight by our board of trustees. Our Advisor is responsible for conducting acquisition activities and performing all ongoing administrative functions. For performing these services, we pay our Advisor an advisory management fee equal to 1.75% per year of adjusted shareholders’ equity, as defined, calculated and paid quarterly in arrears. During 2012, we incurred to our Advisor aggregate advisory management fees equal to $937,000, and as of December 31, 2012 accrued advisory management fees were $937,000, which have been included in amounts payable to affiliates in the accompanying consolidated balance sheet. In accordance with the Advisor Management Agreement, the Advisor can only be terminated with cause.

Our Property Manager serves as our property manager under the terms of a property management agreement entered into in 2012. Under the terms of this agreement, our Property Manager generally oversees and directs the leasing, management and advertising of the properties in our portfolio, including collecting rents and acting as liaison with the tenants. Under the terms of this agreement, we are entitled to use the “American Homes 4 Rent” name and logo on our properties. We pay our Property Manager a fee equal to 6% of collected rents and a leasing fee equal to one-half of each lease’s monthly rent. In 2012, aggregate property management fees were $12,000, which have been included in property operating expense in the accompanying consolidated statement of operations and a corresponding liability has been included in amounts payable to affiliates in the accompanying consolidated balance sheet. Leasing fees for 2012 were $55,000, which have been included in other assets in the accompanying consolidated balance sheet and are being amortized over the lease term. In accordance with the Property Management Agreement, the Property Manager can only be terminated with cause.

In 2012, we have also entered into an “Agreement for Investment Opportunities” with our Sponsor under which we pay an acquisition fee equal to 5% of all costs and expenses we incur in connection with the initial acquisition, repair and renovation of single-family properties (net of any broker fees received by the Property Manager) for its services in identifying, evaluating, acquiring and overseeing the renovation of the properties we purchase. In 2012, we incurred $4,602,000 in aggregate acquisition fees to our Property Manager under the terms of this agreement, $4,188,000 of which has been capitalized and included in the cost of the single-family properties, and $414,000 has been expensed (see Note 2). As of December 31, 2012, accrued and unpaid acquisition fees were $2,811,000, which has been included in the amounts payable to affiliates in the accompanying consolidated balance sheet. We may terminate this agreement only in the event that our Sponsor breaches it in a material respect.

Insurance

A component of the Company’s property and liability insurance coverage of our single-family properties is provided through a “captive” insurance program organized by affiliates of our Sponsor. We believe that the cost of insurance provided by affiliates of our Sponsor is less than the cost of comparable coverage available from third parties. During, 2012, insurance expense to affiliates of the Sponsor was $241,000. Such insurance expense is included in property operating expenses in the accompanying consolidated statement of operations.